Share-based Payment - Schedule of Warrant Activity (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
U.S. dollars [member]
Disclosure Of Warrant Activity [line items]
Weighted average share price	€ 162.08	€ 135.86	€ 98.1